Expense Example - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Municipal Income Fund - Fidelity SAI Sustainable Municipal Income Fund
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	227
5 years	456
10 years	$ 1,114